Note 20 - Fair Value Measurements and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	December 31, 2024
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements:
Investment securities available for sale
Government National Mortgage Association mortgage-backed securities	$1,630	$-	$1,630	$-
Federal National Mortgage Association mortgage-backed securities	36	-	36	-
Total investment securities available for sale	$1,666	$-	$1,666	$-
Total recurring fair value measurements	$1,666	$-	$1,666	$-
	December 31, 2023
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements:
Investment securities available for sale
Government National Mortgage Association mortgage-backed securities	$2,268	$-	$2,268	$-
Federal National Mortgage Association mortgage- backed securities	73	-	73	-
Total investment securities available for sale	$2,341	$-	$2,341	$-
Total recurring fair value measurements	$2,341	$-	$2,341	$-

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	December 31, 2024
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Collateral-dependent loans	$755	Appraisal of collateral (1)	Appraisal adjustments (2)	8%	(8%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
			Fair Value Measurements at
			December 31, 2024
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$912	$964	$-	$-	$964
Loans held for sale	64,281	65,624	-	65,624	-
Loans receivable, net	534,693	518,295	-	-	518,295

Financial Liabilities
Deposits	553,252	560,701	270,361	-	290,340
FHLB long-term borrowings	2,855	2,848	-	-	2,848
Subordinated debt	22,000	21,733	-	-	21,733
			Fair Value Measurements at
			December 31, 2023
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$1,912	$1,981	$-	$-	$1,981
Loans held for sale	60,380	62,072	-	62,072	-
Loans receivable, net	603,349	584,842	-	-	584,842

Financial Liabilities
Deposits	631,699	636,946	415,855	-	221,091
FHLB long-term borrowings	29,022	29,001	-	-	29,001
Subordinated debt	21,957	20,666	-	-	20,666